Long-term Investment (Tables)	12 Months Ended
Jun. 30, 2025
Long-term Investment
Schedule of Company’s long-term investment

Entity	Balance at June 30, 2023 and 2024	Additions	Dispositions	Realized gain (loss) on sale of investment	Unrealized gain (loss) on change of fair value of investment	Balance at June 30, 2025
	$	$	$	$	$	$
Global Uranium and Enrichment Ltd. (Shares)	—	5,132,534	—	—	70,537	5,203,071
	—	5,132,534	—	—	70,537	5,203,071